The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.9%
Aerospace  — 1.3%
14,000 Allient Inc. ...................... $ 432,880
9,500 Kaman Corp. .................... 186,675
1,000 L3Harris Technologies Inc. ........... 174,120
290,000 Rolls-Royce Holdings plc† ........... 781,608
1,575,283
Agriculture  — 0.2%
2,000 American Vanguard Corp. ........... 21,860
12,000 Limoneira Co. .................... 183,840
205,700
Automotive  — 2.7%
6,500 Blue Bird Corp.† .................. 138,775
4,000 Daimler Truck Holding AG ........... 138,796
4,100 Ferrari NV ...................... 1,211,714
143,800 Iveco Group NV† ................. 1,347,312
24,000 Traton SE ....................... 505,704
3,342,301
Automotive: Parts and Accessories  — 3.0%
50,013 Brembo SpA ..................... 621,824
98,000 Dana Inc. ....................... 1,437,660
44,002 Garrett Motion Inc.† ............... 346,736
1,800 Linamar Corp. ................... 86,710
28,000 Modine Manufacturing Co.† .......... 1,281,000
3,773,930
Aviation: Parts and Services  — 1.2%
15,500 AAR Corp.† ..................... 922,715
1,000 Curtiss-Wright Corp. ............... 195,630
9,000 Ducommun Inc.† ................. 391,590
1,509,935
Broadcasting  — 2.7%
63,000 Beasley Broadcast Group Inc., Cl. A† .... 54,892
5,700 Cogeco Inc. ..................... 206,765
90,000 Corus Entertainment Inc., Cl. B ........ 68,250
313,000 Grupo Televisa SAB, ADR ............ 954,650
240,000 ITV plc ......................... 206,792
500 Liberty Broadband Corp., Cl. A† ....... 45,455
103 Liberty Broadband Corp., Cl. C† ....... 9,406
188 Liberty Media Corp.-Liberty SiriusXM† .. 4,787
2,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ........................ 50,900
87,500 Sinclair Inc. ..................... 981,750
25,000 Sirius XM Holdings Inc. ............. 113,000
47,000 TEGNA Inc. ..................... 684,790
3,381,437
Building and Construction  — 1.5%
12,241 Arcosa Inc. ...................... 880,128
3,500 Bouygues SA .................... 122,630
1,000 Carrier Global Corp. ............... 55,200
Shares
Market
Value
3,000 IES Holdings Inc.† ................ $ 197,610
6,000 Johnson Controls International plc ..... 319,260
5,000 Knife River Corp.† ................. 244,150
1,818,978
Business Services  — 5.6%
15,000 Diebold Nixdorf Inc.† .............. 0
40,500 Herc Holdings Inc. ................ 4,817,070
71,000 JCDecaux SE† ................... 1,202,537
13,500 Loomis AB ...................... 364,018
50,000 Rentokil Initial plc ................. 372,253
4,000 Ströeer SE & Co. KGaA ............. 178,041
6,933,919
Cable and Satellite  — 1.7%
3,800 Cogeco Communications Inc. ......... 175,892
42,000 Liberty Global plc, Cl. A† ............ 719,040
47,000 Liberty Global plc, Cl. C† ............ 872,320
51,000 Megacable Holdings SAB de CV ....... 112,667
34,057 WideOpenWest Inc.† ............... 260,536
2,140,455
Computer Software and Services  — 0.3%
3,662 CareCloud Inc.† .................. 4,211
4,000 Donnelley Financial Solutions Inc.† ..... 225,120
5,000 PAR Technology Corp.† ............. 192,700
422,031
Consumer Products  — 3.9%
10,000 BellRing Brands Inc.† .............. 412,300
27,000 Edgewell Personal Care Co. .......... 997,920
29,400 Energizer Holdings Inc. ............. 941,976
5,500 Essity AB, Cl. B ................... 118,754
300 L'Oreal SA ...................... 124,713
12,000 Marine Products Corp. ............. 170,520
15,000 Mattel Inc.† ..................... 330,450
45,000 Nintendo Co. Ltd., ADR ............. 465,750
5,500 Salvatore Ferragamo SpA ............ 72,919
32,000 Scandinavian Tobacco Group A/S ...... 487,635
6,000 Shiseido Co. Ltd. ................. 210,787
5,000 Spectrum Brands Holdings Inc. ....... 391,750
2,000 Unilever plc, ADR ................. 98,800
4,824,274
Consumer Services  — 1.3%
3,000 Allegion plc ..................... 312,600
11,500 Ashtead Group plc ................ 701,838
500 Boyd Group Services Inc. ............ 88,912
350 Cie de L'Odet SE .................. 508,432
1,611,782
Diversified Industrial  — 7.5%
105,000 Ampco-Pittsburgh Corp.† ........... 276,150
34,700 Ardagh Group SA† ................ 128,563
4,000 AZZ Inc. ........................ 182,320

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
16,500 EnPro Industries Inc. ............... $ 1,999,635
33,200 Greif Inc., Cl. A ................... 2,218,092
17,000 Griffon Corp. .................... 674,390
700 Haynes International Inc. ............ 32,564
8,500 Jardine Matheson Holdings Ltd. ....... 394,570
2,400 Moog Inc., Cl. A .................. 271,104
25,500 Myers Industries Inc. .............. 457,215
5,000 Smiths Group plc ................. 98,798
22,000 Steel Partners Holdings LP† .......... 935,442
8,500 Sulzer AG ....................... 813,924
40,000 Toray Industries Inc. ............... 208,244
42,000 Tredegar Corp. ................... 227,220
12,000 Trinity Industries Inc. ............... 292,200
7,000 Wartsila OYJ Abp ................. 79,595
9,290,026
Educational Services  — 0.1%
15,000 Universal Technical Institute Inc.† ...... 125,700
Electronics  — 3.0%
7,500 Flex Ltd.† ....................... 202,350
30,000 Mirion Technologies Inc.† ........... 224,100
10,000 Resideo Technologies Inc.† .......... 158,000
500 Rogers Corp.† ................... 65,735
37,000 Sony Group Corp., ADR ............. 3,049,170
3,699,355
Energy and Utilities: Alternative Energy  — 0.1%
5,500 NextEra Energy Partners LP .......... 163,350
Energy and Utilities: Electric  — 0.8%
31,200 Algonquin Power & Utilities Corp. ...... 184,685
7,500 Fortis Inc. ...................... 284,870
12,500 PNM Resources Inc. ............... 557,625
1,027,180
Energy and Utilities: Integrated  — 1.0%
18,500 Avista Corp. ..................... 598,845
3,500 Emera Inc. ...................... 122,194
15,500 Hawaiian Electric Industries Inc. ....... 190,805
100,000 Hera SpA ....................... 273,828
1,185,672
Energy and Utilities: Natural Gas  — 1.0%
24,000 National Fuel Gas Co. .............. 1,245,840
Energy and Utilities: Services  — 1.1%
42,000 Dril-Quip Inc.† ................... 1,183,140
3,000 Pineapple Energy Inc.† ............. 2,624
1,500 Weatherford International plc† ........ 135,495
1,321,259
Shares
Market
Value
Energy and Utilities: Water  — 2.4%
70,000 Beijing Enterprises Water Group Ltd. .... $ 15,285
1,800 Consolidated Water Co. Ltd. .......... 51,192
17,000 Mueller Water Products Inc., Cl. A ..... 215,560
90,000 Primo Water Corp. ................ 1,242,000
52,000 Severn Trent plc .................. 1,500,479
3,024,516
Entertainment  — 7.0%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,172,100
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 965,103
232,000 Entain plc ....................... 2,640,413
4,500 GAN Ltd.† ...................... 5,220
14,000 Golden Entertainment Inc. ........... 478,520
3,000 IMAX Corp.† .................... 57,960
500 Liberty Media Corp.-Liberty Live, Cl. A† .. 15,960
47 Liberty Media Corp.-Liberty Live, Cl. C† .. 1,509
600 Madison Square Garden Entertainment
Corp.† ....................... 19,746
4,600 Madison Square Garden Sports Corp. ... 810,980
8,000 Manchester United plc, Cl. A† ......... 158,320
27,000 Paramount Global, Cl. A ............. 426,330
5,000 Sphere Entertainment Co.† .......... 185,800
10,500 Ubisoft Entertainment SA† ........... 341,470
15,000 Universal Music Group NV ........... 392,187
80,000 Vivendi SE ...................... 701,676
28,000 Warner Bros Discovery Inc.† ......... 304,080
8,677,374
Environmental Services  — 1.0%
18,000 Renewi plc† ..................... 161,200
6,000 Stericycle Inc.† ................... 268,260
20,000 TOMRA Systems ASA .............. 228,389
4,000 Waste Connections Inc. ............. 537,200
1,195,049
Equipment and Supplies  — 5.1%
1,700 A.O. Smith Corp. .................. 112,421
24,500 Commercial Vehicle Group Inc.† ....... 190,120
31,500 Flowserve Corp. .................. 1,252,755
11,000 Graco Inc. ...................... 801,680
17,000 Interpump Group SpA .............. 781,657
30,000 Mueller Industries Inc. .............. 2,254,800
800 Snap-on Inc. .................... 204,048
4,500 Watts Water Technologies Inc., Cl. A .... 777,690
6,375,171
Financial Services  — 3.7%
750 Credit Acceptance Corp.† ............ 345,090
5,800 EXOR NV ....................... 514,724
51,000 FinecoBank Banca Fineco SpA ........ 620,886
100 First Citizens BancShares Inc., Cl. A .... 138,010
38,000 Flushing Financial Corp. ............. 498,940
14,000 FTAI Aviation Ltd. ................. 497,700

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
250,000 GAM Holding AG† ................. $ 123,587
1,000 Groupe Bruxelles Lambert NV ........ 74,600
5,000 I3 Verticals Inc., Cl. A† ............. 105,700
7,500 Janus Henderson Group plc .......... 193,650
15,000 Kinnevik AB, Cl. A† ................ 151,297
23,000 Kinnevik AB, Cl. B† ................ 229,883
1,800 PROG Holdings Inc.† .............. 59,778
70,000 Resona Holdings Inc. .............. 387,988
22,500 Synovus Financial Corp. ............ 625,500
4,567,333
Food and Beverage  — 14.7%
7,000 Britvic plc ...................... 74,475
280 Chocoladefabriken Lindt & Spruengli AG . 3,117,059
23,500 Chr. Hansen Holding A/S ............ 1,440,424
70,000 ChromaDex Corp.† ................ 102,200
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 31,916
135,000 Davide Campari-Milano NV .......... 1,593,567
12,000 Fevertree Drinks plc ............... 175,694
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 982,350
1,000 Heineken Holding NV ............... 75,488
39,000 ITO EN Ltd. ..................... 1,255,025
12,500 Kameda Seika Co. Ltd. .............. 342,529
10,500 Kerry Group plc, Cl. A .............. 861,170
39,000 Kikkoman Corp. .................. 2,047,082
7,000 Luckin Coffee Inc., ADR† ............ 245,074
93,000 Maple Leaf Foods Inc. .............. 1,787,079
105,000 Nissin Foods Co. Ltd. .............. 80,450
20,000 Nomad Foods Ltd.† ................ 304,400
5,000 Post Holdings Inc.† ................ 428,700
190,000 Premier Foods plc ................. 278,183
9,500 Remy Cointreau SA ................ 1,161,574
1,800 Symrise AG ..................... 171,884
6,000 The Hain Celestial Group Inc.† ........ 62,220
9,000 Treasury Wine Estates Ltd. ........... 71,348
3,000 TreeHouse Foods Inc.† ............. 130,740
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 327,419
215,000 Vitasoy International Holdings Ltd. ..... 260,275
32,000 Yakult Honsha Co. Ltd. ............. 777,944
18,186,269
Health Care  — 6.3%
18,237 Avantor Inc.† .................... 384,436
11,000 Bausch + Lomb Corp.† ............. 186,450
40,000 Bausch Health Cos. Inc.† ............ 328,800
600 Bio-Rad Laboratories Inc., Cl. A† ...... 215,070
150 Bio-Rad Laboratories Inc., Cl. B† ...... 53,259
5,000 Catalent Inc.† .................... 227,650
500 Charles River Laboratories International
Inc.† ........................ 97,990
Shares
Market
Value
450 Chemed Corp. ................... $ 233,865
11,500 Cutera Inc.† ..................... 69,230
2,500 DaVita Inc.† ..................... 236,325
11,000 DENTSPLY SIRONA Inc. ............ 375,760
4,000 Endo International plc† ............. 32
13,000 Evolent Health Inc., Cl. A† ........... 353,990
5,000 Halozyme Therapeutics Inc.† ......... 191,000
4,000 Henry Schein Inc.† ................ 297,000
1,750 ICU Medical Inc.† ................. 208,267
5,000 Idorsia Ltd.† ..................... 14,148
20,000 InfuSystem Holdings Inc.† ........... 192,800
5,500 Integer Holdings Corp.† ............. 431,365
2,000 Lantheus Holdings Inc.† ............ 138,960
10,000 Option Care Health Inc.† ............ 323,500
7,500 Owens & Minor Inc.† .............. 121,200
28,000 Patterson Cos. Inc. ................ 829,920
37,000 Perrigo Co. plc ................... 1,182,150
4,000 Silk Road Medical Inc.† ............. 59,960
700 STERIS plc ...................... 153,594
6,000 SurModics Inc.† .................. 192,540
400 Teladoc Health Inc.† ............... 7,436
6,000 Tenet Healthcare Corp.† ............. 395,340
400 The Cooper Companies Inc. .......... 127,204
10,000 Treace Medical Concepts Inc.† ........ 131,100
7,760,341
Hotels and Gaming  — 3.0%
2,500 Caesars Entertainment Inc.† .......... 115,875
901 Flutter Entertainment plc† ........... 147,198
26,000 Full House Resorts Inc.† ............ 111,020
40,000 International Game Technology plc ..... 1,212,800
656,250 Mandarin Oriental International Ltd. .... 1,118,906
9,000 MGM Resorts International .......... 330,840
250,000 The Hongkong & Shanghai Hotels Ltd.† . 200,806
5,500 Wynn Resorts Ltd. ................ 508,255
3,745,700
Machinery  — 5.3%
21,000 Astec Industries Inc. ............... 989,310
160,000 CNH Industrial NV, Borsa Italiana ...... 1,952,106
224,000 CNH Industrial NV, New York ......... 2,710,400
2,400 Tennant Co. ..................... 177,960
13,000 Twin Disc Inc.† ................... 178,360
6,000 Xylem Inc. ...................... 546,180
6,554,316
Manufactured Housing and Recreational Vehicles  — 0.5%
2,200 Cavco Industries Inc.† .............. 584,452
Metals and Mining  — 1.2%
2,000 ATI Inc.† ....................... 82,300
25,750 Cameco Corp. .................... 1,020,730
90,000 Sierra Metals Inc.† ................ 25,992

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
4,000 TimkenSteel Corp.† ................ $ 86,880
5,800 Wheaton Precious Metals Corp. ....... 235,190
1,451,092
Publishing  — 0.7%
1,400 Graham Holdings Co., Cl. B .......... 816,200
10,000 The E.W. Scripps Co., Cl. A† .......... 54,800
871,000
Real Estate  — 0.3%
20,000 Starwood Property Trust Inc., REIT ..... 387,000
37,000 Trinity Place Holdings Inc.† .......... 13,505
400,505
Retail  — 2.3%
5,000 AutoNation Inc.† .................. 757,000
600 Biglari Holdings Inc., Cl. A† .......... 492,609
8,000 Camping World Holdings Inc., Cl. A .... 163,280
5,000 Hertz Global Holdings Inc., New York† .. 61,250
7,000 MarineMax Inc.† .................. 229,740
6,000 Movado Group Inc. ................ 164,100
1,500 Penske Automotive Group Inc. ........ 250,590
10,000 PetIQ Inc.† ...................... 197,000
18,000 Pets at Home Group plc ............. 73,528
10,000 Rush Enterprises Inc., Cl. B .......... 452,900
120,000 Sun Art Retail Group Ltd. ............ 25,438
2,867,435
Specialty Chemicals  — 1.7%
4,500 Ashland Inc. ..................... 367,560
53,000 Element Solutions Inc. .............. 1,039,330
2,000 H.B. Fuller Co. ................... 137,220
13,547 Huntsman Corp. .................. 330,547
14,000 SGL Carbon SE† .................. 97,764
6,000 T. Hasegawa Co. Ltd. ............... 122,457
2,000 Takasago International Corp. ......... 40,284
700 Treatt plc ....................... 4,330
2,139,492
Telecommunications  — 1.3%
8,250 Eurotelesites AG† ................. 36,111
5,000 Gogo Inc.† ...................... 59,650
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 42,060
100,000 Pharol SGPS SA† ................. 4,419
33,000 Telekom Austria AG ................ 230,269
17,500 Telephone and Data Systems Inc. ...... 320,425
15,600 Telesat Corp.† ................... 223,080
75,000 Vodafone Group plc, ADR ........... 711,000
1,627,014
Transportation  — 1.4%
64,000 Bollore SE ...................... 344,410
Shares
Market
Value
17,000 FTAI Infrastructure Inc. ............. $ 54,740
12,000 GATX Corp. ..................... 1,305,960
1,705,110
Wireless Communications  — 1.0%
40,000 Millicom International Cellular SA, SDR† . 621,479
15,000 United States Cellular Corp.† ......... 644,550
1,266,029
TOTAL COMMON STOCKS ......... 122,596,605
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Corp., Ser. A, 8.625% ......... 238,000
Retail  — 0.0%
450 Qurate Retail Inc., 8.000%, 03/15/31 .... 12,892
TOTAL PREFERRED STOCKS ........ 250,892
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Energy Inc., CVR† ......... 31,696
Health Care  — 0.0%
45,000 Achillion Pharmaceuticals Inc., CVR† ... 22,500
1,500 Tobira Therapeutics Inc., CVR†(a) ...... 0
22,500
TOTAL RIGHTS ................ 54,196
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 20,480
Energy and Utilities: Services  — 0.0%
539 Weatherford International plc, expire
12/13/23† ..................... 1,294
TOTAL WARRANTS .............. 21,774
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 1,105,000 U.S. Treasury Bills,
5.337% to 5.388%††, 11/02/23 to
12/28/23 ...................... 1,093,003
TOTAL INVESTMENTS — 100.0% ....
(Cost $104,149,690) ............. $ 124,016,470
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 52.9% $ 65,564,640
Europe .............................. 31.5 39,051,463
Japan ............................... 7.2 8,907,261
Canada .............................. 4.5 5,652,676
Asia/Pacific ......................... 2.2 2,739,571
Latin America ....................... 1.7 2,100,859
Total Investments ................... 100.0% $ 124,016,470